Investment Objectives and Goals - American Funds U.S. Small & Mid Cap Equity Fund	Oct. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	American Funds U.S. Small & Mid Cap Equity Fund
Objective [Heading]	Investment objective
Objective, Primary [Text Block]	The fund’s investment objective is to seek capital appreciation.